Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash used in operating activities	¥ (7,948)	$ (1,094)	¥ (2,088)
Investing activities:
Proceeds from disposal of property and equipment			1
Purchase of short-term investments			(800)
Proceeds of sale of short-term investment	330	46
Purchase in acquisition of a subsidiary	(1,107)	(153)
Cash and restricted cash acquired in acquisition of a subsidiary	476	66	10,868
Net cash provided by (used in) investing activities	(301)	(41)	10,069
Financing activities:
Proceeds from short-term debts	65,073	8,967	12,346
Repayment of short-term debts			(4,254)
Proceeds from borrowing from related parties	1,060	146
Repayment of notes payable	(60,231)	(8,300)	(6,211)
Net cash provided by financing activities	5,902	813	1,881
Effect of foreign exchange rate changes	(848)	(117)	1,803
Net decrease in cash and cash equivalents and restricted cash	(3,195)	(440)	11,665
Cash, cash equivalents and restricted cash at the beginning of the period	13,085	1,803	360
Cash, cash equivalents and restricted cash at the end of the period	9,890	1,363	12,025
Supplemental Cash Flow Information
Cash paid for interest expense			3
Cash paid for income tax	236	33	18
Non-cash Investing and Financing activities
Acquisition of a subsidiary by issuance of notes payable			1,299,654
Short-term borrowings settled by ordinary shares	¥ (61,808)	$ (8,517)